Financial risk management (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Notes to Financial Statements [Abstract]
Sensitivity analysis, variance, percentage	10.00%
Value at risk	$ 158,836	$ 421,748	$ 327,170